Investments in Equity Accounted Investees - Summary of Consolidated Investments in Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates and joint ventures [Line Items]
Closing	--12-31
Carrying amount	₩ 33,177	₩ 84,329	₩ 109,119
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju,South Korea
Closing	--12-31
Date of incorporation	2005-01
Business	Production ofglass fordisplay
Percentage of ownership	40.00%	40.00%
Carrying amount	₩ 29,479	₩ 24,200	₩ 42,784
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Ansan,South Korea
Closing	--12-31
Date of incorporation	2008-06
Business	Production ofLEDback lightunitpackages
Percentage of ownership		13.00%
Carrying amount		₩ 7,106
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju,South Korea
Closing	--12-31
Date of incorporation	2002-04
Business	Developmentandproduction ofdepositionequipment forOLEDs
Percentage of ownership		16.00%
Carrying amount		₩ 28,564
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Daegu,South Korea
Closing	--12-31
Date of incorporation	2000-08
Business	Processingandsales of glassfor display
Percentage of ownership		14.00%
Carrying amount		₩ 20,871
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Location	Los Angeles,U.S.A.
Closing	--03-31
Date of incorporation	2008-06
Business	Developmentandproduction oftablet for kids
Percentage of ownership	10.00%	10.00%
Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Location	Bruchsal,Germany
Closing	--12-31
Date of incorporation	2003-03
Business	Developmentof organiclightemittingmaterialsfor displaysand lightingdevices
Percentage of ownership	10.00%	10.00%
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Location	Seoul,South Korea
Closing	--12-31
Date of incorporation	2014-01
Business	Development,production,andsales ofmaterialsfor display
Percentage of ownership	14.00%	16.00%
Carrying amount	₩ 3,698	₩ 3,588